SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
SEGMENTED INFORMATION
Schedule of operating results by reportable segment

									Non-operating
	Operating segments								segments (a)
		Round	Bald						Corporate and
Year ended December 31, 2019:	Fort Knox	Mountain	Mountain	Paracatu	Maricunga	Kupol	Tasiast	Chirano	other (b)	Total
Revenue
Metal sales	$279.6	502.2	249.2	856.3	61.2	734.4	532.8	281.6	—	$3,497.3
Cost of sales
Production cost of sales	213.7	250.6	136.6	412.3	31.5	314.1	230.4	189.7	—	1,778.9
Depreciation, depletion and amortization	90.3	39.8	79.5	163.4	1.7	125.1	130.2	92.6	8.7	731.3
Reversals of impairment charges	—	—	—	(200.7)	—	—	(161.1)	—	—	(361.8)
Total cost of sales	304.0	290.4	216.1	375.0	33.2	439.2	199.5	282.3	8.7	2,148.4
Gross profit (loss)	$(24.4)	211.8	33.1	481.3	28.0	295.2	333.3	(0.7)	(8.7)	$1,348.9
Other operating expense (income)	25.1	(0.3)	7.8	(10.9)	17.0	(8.9)	46.4	(0.9)	33.2	108.5
Exploration and business development	3.4	4.8	12.6	—	0.1	23.0	1.8	8.0	59.8	113.5
General and administrative	—	—	—	—	—	—	—	—	135.8	135.8
Operating earnings (loss)	$(52.9)	207.3	12.7	492.2	10.9	281.1	285.1	(7.8)	(237.5)	$991.1
Other income - net										72.6
Equity in earnings of joint ventures										0.1
Finance income										7.9
Finance expense										(107.9)
Earnings before tax										$963.8

									Non-operating
	Operating segments								segments(a)
		Round	Bald						Corporate and
Year ended December 31, 2018:	Fort Knox	Mountain	Mountain	Paracatu	Maricunga	Kupol	Tasiast	Chirano	other(b)	Total
Revenue
Metal sales	$325.5	483.9	403.9	663.1	113.6	627.7	307.8	286.0	1.1	$3,212.6
Cost of sales
Production cost of sales	214.4	277.6	174.1	430.5	65.7	288.2	237.3	172.7	—	1,860.5
Depreciation, depletion and amortization	109.7	51.0	99.7	148.9	4.0	133.5	95.5	123.8	6.3	772.4
Total cost of sales	324.1	328.6	273.8	579.4	69.7	421.7	332.8	296.5	6.3	2,632.9
Gross profit (loss)	$1.4	155.3	130.1	83.7	43.9	206.0	(25.0)	(10.5)	(5.2)	$579.7
Other operating expense (income)	38.2	—	7.9	13.8	(1.3)	(0.4)	52.4	(10.3)	36.7	137.0
Exploration and business development	4.7	1.2	11.5	—	0.1	19.2	8.5	6.0	58.0	109.2
General and administrative	—	—	—	—	—	—	—	—	133.0	133.0
Operating earnings (loss)	$(41.5)	154.1	110.7	69.9	45.1	187.2	(85.9)	(6.2)	(232.9)	$200.5
Other income - net										3.2
Equity in losses of joint ventures										(0.3)
Finance income										11.0
Finance expense										(101.2)
Earnings before tax										$113.2

									Non-operating
	Operating segments								segments(a)
		Round	Bald						Corporate and
	Fort Knox	Mountain	Mountain	Paracatu	Maricunga	Kupol	Tasiast	Chirano	other(b)	Total
Property, plant and equipment at:
December 31, 2019	$421.1	653.7	685.1	1,748.1	40.6	332.8	1,924.8	152.9	380.9	$6,340.0

Total assets at:
December 31, 2019	$633.2	846.8	862.5	2,024.0	58.5	1,053.4	2,312.5	255.0	1,030.1	$9,076.0

Capital expenditures for year ended December 31, 2019 (c)	$149.3	241.5	249.3	113.5	—	39.7	370.5	16.4	27.1	$1,207.3

									Non-operating
	Operating segments								segments (a)
		Round	Bald						Corporate and
	Fort Knox	Mountain	Mountain	Paracatu	Maricunga	Kupol	Tasiast	Chirano	other(b)	Total
Property, plant and equipment at:
December 31, 2018	$363.3	433.9	513.5	1,585.8	39.5	418.4	1,591.6	232.2	340.9	$5,519.1

Total assets at:
December 31, 2018	$590.1	583.9	686.1	1,832.8	126.6	1,054.9	1,940.6	334.0	914.8	$8,063.8

Capital expenditures for year ended December 31, 2018 (c)	$95.1	196.5	161.1	96.0	—	63.6	454.7	25.5	5.8	$1,098.3
(a)	Non-operating segments include development properties.
(b)	Corporate and other includes corporate, shutdown and other non-operating assets (including Kettle River-Buckhorn, La Coipa and Lobo-Marte).
(c)	Segment capital expenditures are presented on an accrual basis. Additions to property, plant and equipment in the consolidated statements of cash flows are presented on a cash basis.

Schedule of metal sales and plant and equipment by geographic region

	Metal sales		Property, plant and equipment
	Years ended December 31,		As at December 31,
	2019	2018	2019	2018
Geographic information (a)
United States	$1,031.0	$1,214.4	$1,765.0	$1,315.6
Russian Federation	734.4	627.7	337.4	423.9
Brazil	856.3	663.1	1,749.3	1,585.5
Chile	61.2	113.6	394.1	358.2
Mauritania	532.8	307.8	1,932.4	1,594.8
Ghana	281.6	286.0	161.8	241.1
Total	$3,497.3	$3,212.6	$6,340.0	$5,519.1
(a)	Geographic location is determined based on location of the mining assets.

Schedule of significant customers

		Round	Bald						Corporate
Year ended December 31, 2019:	Fort Knox	Mountain	Mountain	Paracatu	Maricunga	Kupol	Tasiast	Chirano	and other	Total
Customer
1	$11.3	56.3	17.0	59.4	0.7	145.4	175.5	51.7	—	517.3
2	31.5	49.0	40.4	76.8	8.0	55.8	78.5	57.8	—	397.8
3	24.2	14.5	16.7	181.1	4.1	—	66.6	47.8	—	355.0
										$1,270.1
% of total metal sales										36.3%

		Round	Bald						Corporate
Year ended December 31, 2018:	Fort Knox	Mountain	Mountain	Paracatu	Maricunga	Kupol	Tasiast	Chirano	and other	Total
Customer
1	$38.4	96.2	70.4	46.2	18.1	—	119.4	116.4	—	505.1
2	—	—	—	—	—	376.3	—	—	—	376.3
3	56.1	38.8	19.8	75.3	38.7	—	75.5	56.6	—	360.8
4	17.5	5.6	3.6	186.4	5.5	—	62.0	71.3	—	351.9
										$1,594.1
% of total metal sales										49.6%